Document and Entity Information	Sep. 10, 2026
Document and Entity Information
Document Type	S-1
Entity Registrant Name	Football Manager SPAC Inc.
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0002133939
Amendment Flag	false